RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 41,938	$ 8,563
Directors and Officers
Statement [Line Items]
Stock options issued	6,600,000	7,450,000
Share-based compensation expense	$ 263,523	$ 316,771
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 66,857	$ 62,810